Interests in Subsidiaries (Details)		7 Months Ended	12 Months Ended
		Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Bendon Retail Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			New Zealand
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
Bendon Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			New Zealand
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
Bendon Holdings Pty Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
Bendon Pty Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
Bendon Intimates Pty Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
PS Holdings No. 1 Pty Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
Pleasure State Pty Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
Pleasure State HK Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Hong Kong
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
Bendon UK Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			United Kingdom
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%
Bendon USA Inc [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			United States of America
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%	100.00%

[1]	The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries.